INCOME TAXES - Schedule of Deferred Income Tax Assets And Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets:
Impairment of long-term investments	¥ 11,750	¥ 11,750
Tax loss carry forwards	253,796	209,716
Advertising expense	19,805	15,232
Others	3,240	2,268
Total non-current deferred income tax assets	288,591	238,966
Valuation allowance	(146,371)	(139,177)	¥ (169,543)	¥ (72,271)
Non-current deferred income tax assets, net	142,220	99,789
Deferred income tax assets, net
Valuation appreciation of intangible assets	1,384	1,701
Non-current deferred income tax liabilities	¥ 1,384	¥ 1,701